EARNINGS PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE
Shares repurchased	256,753
Antidilutive Securities Excluded from Computation of Earnings Per Share	7,353,624	12,269,677	61,540,876